Supplement to the
Fidelity® Multi-Manager 2030 Fund
Class L and Class N
May 30, 2017
Summary Prospectus

On September 13, 2017, the Board of Trustees approved a plan of liquidation for the Fidelity® Multi-Manager Target Date Funds. The funds are expected to liquidate on or about December 8, 2017. Effective after the close of business on December 1, 2017, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidation.

O30-L-O30-N-SUM-17-01 1.9859617.101	September 19, 2017

Supplement to the
Fidelity® Multi-Manager 2030 Fund
May 30, 2017
Summary Prospectus

On September 13, 2017, the Board of Trustees approved a plan of liquidation for the Fidelity® Multi-Manager Target Date Funds. The funds are expected to liquidate on or about December 8, 2017. Effective after the close of business on December 1, 2017, new positions in the funds may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the funds’ liquidation.

O30-SUM-17-01 1.9859706.101	September 19, 2017